Leases - Other information (Details)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Leases
Weighted-average remaining lease term (years) - operating leases	4 years 8 months 1 day	4 years 10 months 6 days	5 years 5 months 1 day	5 years 6 months 10 days
Weighted-average remaining lease term (years) - finance leases	17 years 6 months 25 days	18 years	19 years 3 months	19 years 5 months 15 days
Weighted-average discount rate - operating leases	15.00%	15.00%	15.00%	15.00%
Weighted-average discount rate - finance leases	15.33%	15.26%	15.29%	15.31%